Intangible assets	6 Months Ended
Jun. 30, 2022
Intangible assets
Intangible assets

Note 2:  Intangible assets

In accordance with IAS 36 ‘Impairment of Assets’, reviews for triggers of impairment or impairment reversals at an individual asset or cash-generating-unit level were conducted, and impairment tests carried out where triggers were identified. As a result, total net impairment reversals of $26m have been recorded against intangible assets during the six months ended 30 June 2022 (H1 2021: $55m charge). Net impairment reversals in respect of medicines in development and launched medicines were $9m (H1 2021: $nil) and $nil (H1 2021: $55m charge) respectively.